Assets held for sale, liabilities of disposal groups held for sale and business acquisitions (Tables)	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosre of major classes of assets and liabilities held for sale

	At
	30 Jun 2024	31 Dec 2023
	$m	$m
Disposal groups	6,226	115,836
Unallocated impairment losses[1]	(695)	(1,975)
Non-current assets held for sale	290	273
Assets held for sale	5,821	114,134
Liabilities of disposal groups held for sale	5,041	108,406
1 This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
Disclosure of analysis of single amount of discontinued operations	At 30 June 2024, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	Argentina	Armenia	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	244	64	—	308
Trading assets	176	1	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	412	—	—	412
Derivatives	3	—	—	3
Loans and advances to banks	616	15	—	631
Loans and advances to customers	1,559	478	216	2,253
Reverse repurchase agreements – non-trading	175	33	1	209
Financial investments[1]	1,788	71	—	1,859
Prepayments, accrued income and other assets	338	25	11	374
Total assets at 30 Jun 2024	5,311	687	228	6,226

Liabilities of disposal groups held for sale
Deposits by banks	8	1	—	9
Customer accounts	3,077	457	503	4,037
Repurchase agreements – non-trading	1	—	—	1
Derivatives	1	—	—	1
Accruals, deferred income and other liabilities	974	16	3	993
Total liabilities at 30 Jun 2024	4,061	474	506	5,041

Expected date of completion	Second half of 2024	Second half of 2024
Operating segment	All global businesses	All global businesses
1  Includes financial investments measured at fair value through other comprehensive income of $1,767m and debt instruments measured at amortised cost of
$92m.

	Canada	Retail banking operations in France	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	5,370	226	—	5,596
Trading assets	2,465	—	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15	49	—	64
Derivatives	528	—	—	528
Loans and advances to banks	154	10,333	—	10,487
Loans and advances to customers	56,129	16,902	254	73,285
Reverse repurchase agreements – non-trading	2,723	—	—	2,723
Financial investments[1]	16,978	33		17,011
Goodwill	225	—		225
Prepayments, accrued income and other assets	3,318	132	2	3,452
Total assets at 31 Dec 2023	87,905	27,675	256	115,836

Liabilities of disposal groups held for sale
Trading liabilities	1,417	—	—	1,417
Deposits by banks	78	—	—	78
Customer accounts	63,001	22,307	642	85,950
Repurchase agreements – non-trading	2,768	—	—	2,768
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	608	7	—	615
Debt securities in issue	7,707	1,377	—	9,084
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,916	196	4	6,116
Total liabilities at 31 Dec 2023	81,503	26,257	646	108,406
1  Includes financial investments measured at fair value through other comprehensive income of $9,385m and debt instruments measured at amortised cost of
$7,624m.